Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization [Line Items]
Organization
1. ORGANIZATION
Hadron Energy, Inc. (“the Company”) was formed on July 8, 2024 as Hadron Energy LLC, a California limited liability company (“the LLC”). On October 30, 2024, the sole member of the LLC converted its entire interest in the LLC into the Company as a Delaware Corporation, in exchange for 900,000 shares of common stock of the Company. The Company is developing a maximally standardized, factory-fabricated 10 megawatt pressurized light-water micro modular reactor based on Generation III+ technology. Designed for deployment at most U.S. sites with minimal site-specific requirements, each reactor is customized to meet the power demands of data centers, industrial sites, and remote applications.
Liquidity and Going Concern
The Company’s condensed financial statements have been prepared on a basis which assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. As of March 31, 2026, the Company had cash of $2,129,451 and accumulated deficit of $59,001,039; and for the three months ended March 31, 2026, a loss from operations of $52,137 and negative cash flows from operations of $1,212,790. The Company’s ability to continue as a going concern depends on its ability to obtain financial support through debt and equity transactions to fund the needs of the business, and ultimately to generate profitable operations. These condensed financial statements do not reflect any adjustments or reclassifications of assets and liabilities which would be necessary if the Company were unable to continue as a going concern. Since inception, except for the three months ended March 31, 2026, the Company has incurred and expects to continue to incur net losses and negative operating cash flows. Management expects that future operating losses and negative operating cash flows may increase from historical levels because of additional costs and expenses related to the development of technology and the development of market and strategic relationships with other businesses. The Company’s continued existence is dependent upon its ability to obtain additional sources of funding to support, through debt and equity transactions, its ongoing operations. There is no assurance that the Company will be able to secure funding under favorable terms. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern.
On September 27, 2025, GigCapital7 Corp., a Cayman Islands exempted company (“GigCapital7”), entered into a Business Combination Agreement (the “Business Combination Agreement”), dated as of September 27, 2025, by and among GigCapital7, MMR Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of GigCapital7 (“Merger Sub”), and the Company. Pursuant to the Business Combination Agreement, Merger Sub will merge with and into the Company (the “Merger”), with the Company continuing as the surviving corporation (such transactions, together with the Merger, the “Business Combination”). On December 12, 2025, the parties entered into a first amendment to the Business Combination Agreement (the “First Amendment”), pursuant to which the parties expanded the size of the post-Closing Board of Directors to eight (8) members. On April 16, 2026, the parties entered into a second amendment to the Business Combination Agreement (the “Second Amendment”), pursuant to which the parties amend the Business Combination Agreement to (a) adjust the valuation of the Company and (b) extend the Outside Date. On May 7, 2026, the Company and the shareholders of GigCapital7 approved the business combination contemplated by the Business Combination Agreement, and as amended. On May 22, 2026, the Business Combination was consummated and is accounted for as a reverse capitalization.

1. ORGANIZATION
Hadron Energy, Inc. (the Company) was formed on July 8, 2024 as Hadron Energy LLC, a California limited liability company (“LLC”). On October 30, 2024, the sole member of LLC converted its entire interest in LLC into Hadron Energy, Inc., a Delaware Corporation (the “Company”), in exchange for 900,000 shares of common stock of the Company. The Company is developing a maximally standardized, factory-fabricated 10 megawatt pressurized light-water micro modular reactor based on Generation III+ technology. Designed for deployment at most U.S. sites with minimal site-specific requirements, each reactor is customized to meet the power demands of data centers, industrial sites, and remote applications.
Liquidity and Going Concern
The Company’s financial statements have been prepared on a basis which assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. At December 31, 2025, the Company had cash of $1,757,241 and accumulated deficit of $72,368,135; and for the year ended December 31, 2025, a net loss of $71,774,579 and negative cash flows from operations of $3,856,275. The Company’s ability to continue as a going concern depends on its ability to obtain financial support through debt and equity transactions to fund the needs of the business, and ultimately to generate profitable operations. These financial statements do not reflect any adjustments or reclassifications of assets and liabilities which would be necessary if the Company were unable to continue as a going concern. Since inception, the Company has incurred and expects to continue to incur net losses and negative operating cash flows. Management expects that future operating losses and negative operating cash flows may increase from historical levels because of additional costs and expenses related to the development of technology and the development of market and strategic relationships with other businesses. The Company’s continued existence is dependent upon its ability to obtain additional sources of funding to support, through debt and equity transactions, its ongoing operations. There is no assurance that the Company will be able to secure funding under favorable terms. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern.
On September 27, 2025, GigCapital7 Corp., a Cayman Islands exempted company (“GigCapital7”), entered into a Business Combination Agreement (the “Business Combination Agreement”), dated as of September 27, 2025, by and among GigCapital7, MMR Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of GigCapital7 (“Merger Sub”), and the Company, Merger Sub will merge with and into the Company (the “Merger”), with the Company continuing as the surviving corporation (such transactions, together with the Merger, the “Business Combination”). The Business Combination will be accounted for as a reverse recapitalization.

GIGCAPITAL7 CORP [Member]
Organization [Line Items]
Organization
Note 1. Basis of Presentation
Organization and General
GigCapital7 Corp. (the “Company” or “GigCapital7”) was incorporated as a Cayman Islands exempted company on May 8, 2024. The Company was formed for the purpose of effecting a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
As of March 31, 2026, the Company had not commenced any operations. All activity for the period from May 8, 2024 (date of inception) through March 31, 2026 relates to the Company’s formation and the initial public offering (the “Offering”), as described below, and identifying a target Business Combination, as described below. The Company will not generate any operating revenues until after completion of the Business Combination, at the earliest. The Company generates non-operating
income in the form of interest and dividend income on cash, cash equivalents and marketable securities from the proceeds received from the Offering. The Company has selected December 31 as its fiscal year end.
On August 28, 2024, the Securities and Exchange Commission (the “SEC”) declared the Company’s initial Registration Statement on Form
S-1
(File
No. 333-280015),
as amended, in connection with the Offering of $200.0 million, effective.
The Company entered into an underwriting agreement with Craft Capital Management LLC and EF Hutton LLC (collectively, the “Underwriters”) on August 28, 2024 to conduct the Offering of 20,000,000 units (the “public units”) in the amount of $200.0 million in gross proceeds, with a
45-day
option provided to the Underwriters to purchase up to 3,000,000 additional public units solely to cover over-allotments, if any, in the amount of up to $30.0 million in additional gross proceeds. Each public unit consists of one Class A ordinary share of the Company (a “public share”), $0.0001 par value, and one redeemable warrant (a “public warrant”). Each public warrant is exercisable for one Class A ordinary share at a price of $11.50 per full share.
On August 30, 2024, the Company consummated the Offering of 20,000,000 public units. The public units were sold at a price of $10.00 per public unit, generating gross proceeds to the Company of $200,000,000.
As further discussed in Note 4, simultaneously with the closing of the Offering, the Company consummated the private placement to certain non-managing
investors of 2,826,087 Class B ordinary shares (the “private placement shares”) at a price of $1.15 per share (the “private placement”). The private placement generated aggregate gross proceeds of $3,250,000.
As further discussed in Note 5, simultaneously with the closing of the Offering, the Company consummated the private placement to the Company’s sponsor, GigAcquisitions7 Corp., a Cayman Islands exempted company (the “Sponsor”), of 3,719,000 warrants (the “private placement warrants”) at a price of $0.01561 per private placement warrant (the “warrant private placement”). Each private placement warrant entitles the holder thereof to purchase one Class A ordinary share at $11.50 per share, subject to adjustment. The warrant private placement generated aggregate gross proceeds of $58,060.
Following the closing of the Offering, net proceeds in the amount of $200,000,000 from the sale of the public units in the Offering were placed in a trust account (“Trust Account”) (discussed below).

Transaction costs amounted to $1,319,918, consisting of $600,000 of underwriting fees and $1,019,918 of offering costs, partially offset by the reimbursement of $300,000 of offering expenses by the Underwriters. The Company’s remaining cash after payment of the offering costs is held outside of the Trust Account for working capital purposes.
Working Capital Loan
As further discussed in Note 5, on January 30, 2026, the Company received a working capital loan from its Sponsor for a principal amount of $148,000 (the “convertible loan”). The convertible loan was received to provide the Company with additional working capital and was not deposited into the Trust Account.
The Trust Account
The funds in the Trust Account will be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under
Rule 2a-7
under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the completion of the Business Combination or (ii) the distribution of the Trust Account as described below. The remaining proceeds from the Offering outside the Trust Account may be used to pay for business, legal and accounting due diligence expenses on acquisition targets and continuing general and administrative expenses.
The Company’s amended and restated memorandum and articles of association provides that, other than the withdrawal of interest and dividends to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (1) the completion of the Business Combination; (2) the redemption of 100% of the outstanding public shares if the Company has not completed an initial Business Combination within 21 months from the closing of the Offering or (3) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Company’s public shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the Company’s pre-business
combination activity and related shareholders’ rights.
Business Combination
The Company will have 21 months from the closing date of the Offering to complete its initial Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares for a per share pro rata portion of the Trust Account, including interest and dividends, but less taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining shareholders, as part of its plan of dissolution and liquidation. The initial shareholders entered into agreements with the Company, pursuant to which they agreed: (1) to waive their redemption rights with respect to their founder shares, private placement shares and any Class A ordinary shares issuable upon conversion thereof in connection with the consummation of the Company’s initial Business Combination or a tender offer conducted prior to a Business Combination or in connection with it; and (2) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fails to complete its initial Business Combination within 21 months from the closing of the Offering, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete its initial Business Combination within the prescribed time frame.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per unit in the Offering.

Liquidity
As of March 31, 2026, the Company had $54,692 in cash and a working capital deficit of $3,551,446. Further, the Company has no present revenue, its business plan is dependent on the completion of a Business Combination and it expects to continue to incur significant costs in pursuit of its Business Combination acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. There is no assurance that the Company’s plans to consummate a Business Combination will be successful or successful within the target business acquisition period. The unaudited condensed consolidated interim financial statements do not include any adjustments that might result from the outcome of this uncertainty.

1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Organization and General
GigCapital7 Corp. (the “Company” or “GigCapital7”) was incorporated as a Cayman Islands exempted company on May 8, 2024. The Company was formed for the purpose of effecting a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
As of December 31, 2025, the Company had not commenced any operations. All activity for the period from May 8, 2024 (date of inception) through December 31, 2025 relates to the Company’s formation and the initial public offering (the “Offering”), as described below, and identifying a target Business Combination, as described below. The Company will not generate any operating revenues until after completion of the Business Combination, at the earliest. The Company generates non-operating
income in the form of interest and dividend income on cash, cash equivalents and marketable securities from the proceeds derived from the Offering. The Company has selected
December
31 as its fiscal year
end
.
On August 28, 2024, the Securities and Exchange Commission (the “SEC”) declared the Company’s initial Registration Statement on Form
S-1
(File
No. 333-280015),
in connection with the Offering of $200.0 million, effective.
The Company entered into an underwriting agreement with Craft Capital Management LLC and EF Hutton LLC (collectively, the “Underwriters”) on August 28, 2024 to conduct the Offering of 20,000,000 units (the “public units”) in the amount of $200.0 million in gross proceeds, with a
45-day
option provided to the Underwriters to purchase up to 3,000,000 additional public units solely to cover over-allotments, if any, in the amount of up to $30.0 million in additional gross proceeds. Each public unit consists of one Class A ordinary share of the Company (a “public share”), $0.0001 par value, and one redeemable warrant (a “public warrant”). Each public warrant is exercisable for one Class A ordinary share at a price of $11.50 per full share.
On August 30, 2024, the Company consummated the Offering of 20,000,000 public units. The public units were sold at a price of $10.00 per public unit, generating gross proceeds to the Company of $200,000,000.
As further discussed in Note 4, simultaneously with the closing of the Offering, the Company consummated the private placement to certain non-managing investors of
2,826,087
Class B ordinary shares (the “private placement shares”) at a price of $
1.15
per share (the “private placement”). The private placement generated aggregate gross proceeds of $
3,250,000
.
As further discussed in Note
5
, simultaneously with the closing of the Offering, the Company consummated the private placement to the Company’s sponsor, GigAcquisitions7 Corp., a Cayman Islands exempted company (the “Founder” or “Sponsor”), of 3,719,000 warrants (the “private placement warrants”) at a price of $0.01561 per private placement warrant (the “warrant private placement”). Each private placement warrant entitles the holder thereof to purchase one Class A ordinary share at $11.50 per share, subject to adjustment. The warrant private placement generated aggregate gross proceeds of $58,060.
Following the closing of the Offering, net proceeds in the amount of $200,000,000 from the sale of the public units in the Offering were placed in a trust account (“Trust Account”) (discussed below).
Transaction costs amounted to $
1,319,918
, consisting of $
600,000
of underwriting fees and $
1,019,918
of offering costs, partially offset by the reimbursement of $
300,000
of offering expenses by the Underwriters. The

Company’s remaining cash after payment of the offering costs is held outside of the Trust Account for working capital purposes.
The Trust Account
The funds in the Trust Account will be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the completion of the Business Combination or (ii) the distribution of the Trust Account as described below. The remaining proceeds from the Offering outside the Trust Account may be used to pay for business, legal and accounting due diligence expenses on acquisition targets and continuing general and administrative expenses.
The Company’s amended and restated memorandum and articles of association provides that, other than the withdrawal of interest and dividends to pay taxes none of the funds held in the Trust Account will be released until the earlier of: (1) the completion of the Business Combination; (2) the redemption of 100% of the outstanding public shares if the Company has not completed an initial Business Combination within 21 months from the closing of the Offering or (3) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Company’s public shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the Company’s pre-business combination activity and related shareholders’ rights.
Business Combination
The Company
has
21 months from the closing date of the Offering to complete its initial Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares for a per share pro rata portion of the Trust Account, including interest and dividends, but less taxes payable (less up to $
100,000
of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining shareholders, as part of its plan of dissolution and liquidation. The initial shareholders entered into agreements with the Company, pursuant to which they agreed: (1) to waive their redemption rights with respect to their founder shares, private placement shares and any Class A ordinary shares issuable upon conversion thereof in connection with the consummation of the Company’s initial Business Combination or a tender offer conducted prior to a Business Combination or in connection with it; and (2) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fails to complete its initial Business Combination within 21 months from the closing of the Offering, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete its initial Business Combination within the prescribed time frame.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per unit in the Offering.
Liquidity
As of
December 31
, 2025, the Company had $
89,362
in cash and a working capital deficit of $
1,875,681.

Further, the Company has no present revenue, its business plan is dependent on the completion of a Business Combination and it expects to continue to incur significant costs in pursuit of its Business Combination acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. There is no assurance that the Company’s plans to consummate a Business Combination will be successful or successful within the target business acquisition period. The consolidated financial statements do not include any adjustments that mi gh
t result from the outcome
of
this uncertainty.